GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill
Goodwill at beginning of the year	R$ 11,634,464	R$ 12,427,527	R$ 12,103,519
Foreign exchange effect	(809,316)	(793,063)	873,906
Results in operations with subsidiary and joint ventures			(549,898)
Goodwill at end of the year	10,825,148	11,634,464	12,427,527
Gross carrying amount
Changes in goodwill
Goodwill at beginning of the year	21,745,547	23,340,880	22,421,588
Foreign exchange effect	(1,377,739)	(1,595,333)	1,469,190
Results in operations with subsidiary and joint ventures			(549,898)
Goodwill at end of the year	20,367,808	21,745,547	23,340,880
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of the year	(10,111,083)	(10,913,353)	(10,318,069)
Foreign exchange effect	568,423	802,270	(595,284)
Goodwill at end of the year	R$ (9,542,660)	R$ (10,111,083)	R$ (10,913,353)